General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
Summary of General and administrative expenses
General and administrative expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Employee benefits:
Salaries	~~W~~	3,218,540	3,247,162	3,316,503
Severance benefits:
Defined contribution		35,290	35,679	37,745
Defined benefit		156,181	109,444	114,943
Termination benefits		154,012	197,184	235,330

		3,564,023	3,589,469	3,704,521

Entertainment		46,374	46,050	46,903
Depreciation		462,024	514,100	535,571
Amortization		186,448	225,900	279,095
Taxes and utility bills		206,421	245,723	272,018
Advertising		339,915	285,495	315,281
Research		20,703	21,494	23,917
Others		818,252	967,106	938,934

	~~W~~	5,644,160	5,895,337	6,116,240